Schedule of Investments (unaudited) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.1%

Alabama — 3.2%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,555	$1,746,187
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,565,427
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,777,677
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,137,804
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	2,874,706
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	4,080	4,308,847

		20,410,648

Arizona — 4.0%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	3,400	3,621,374
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	12,773,706
5.00%, 12/01/37	7,460	9,770,586

		26,165,666

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	4,985	5,189,584

California — 9.5%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	4,230	6,273,048
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	6,230	6,553,088
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,465	2,793,930
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	290	325,661
5.25%, 08/15/49	715	792,692
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	2,970	3,176,237

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/41	$1,030	$1,145,514
5.00%, 12/01/46	885	977,757
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	11,690	12,004,461
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	808,025
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B(c):
0.00%, 06/01/41	5,000	2,267,100
0.00%, 06/01/42	6,000	2,596,440
0.00%, 06/01/43	5,000	2,068,350
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	4,335	4,383,725
5.25%, 06/01/47	1,070	1,089,388
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/34	3,500	2,328,235
0.00%, 08/01/36	4,000	2,453,800
State of California, GO, Various Purposes, 6.00%, 03/01/33	4,970	5,108,017
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,696,541
Sub-Series I-1, 6.38%, 11/01/19(a)	2,315	2,345,303

		61,187,312

Colorado — 1.3%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	3,485	4,497,009

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	$4,205	$4,213,620

		8,710,629

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,735,501

Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,323,568
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,280	2,586,842
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,369,195

		15,279,605

District of Columbia — 6.3%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	865	1,041,495
Georgetown University Issue, 5.00%, 04/01/42	710	838,311
Kipp Charter School, Series A, 6.00%, 07/01/23(a)	1,480	1,750,440
The Catholic University of America Issue, 5.00%, 10/01/48	4,590	5,322,472
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	23,035	23,925,994
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	3,990	4,255,136
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	996,257
5.25%, 10/01/44	2,465	2,481,589

		40,611,694

Florida — 2.3%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,965,316

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(a)	$2,280	$2,392,815
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	5,885	6,651,580
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	3,395	2,749,950

		14,759,661

Georgia — 2.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	7,225	7,742,310
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,010	1,171,115
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(a)	1,650	1,666,830
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	990	1,274,645
5.00%, 05/15/36	990	1,283,080
5.00%, 05/15/37	1,085	1,417,401
5.00%, 05/15/38	600	788,166
5.00%, 05/15/49	1,990	2,686,997

		18,030,544

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,660	2,754,935

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	1,485	1,761,002

Illinois — 14.8%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	920	1,018,799
Project, 5.25%, 12/01/35	2,905	3,155,179

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	$1,650	$1,865,325
Dedicated Revenues, Series F, 5.00%, 12/01/22	1,250	1,344,775
Dedicated Revenues, Series G, 5.00%, 12/01/34	915	1,020,500
5.00%, 12/01/25	1,280	1,447,040
Chicago Board of Education, GO, Series D:
, 5.00%, 12/01/46	1,060	1,170,325
, 5.00%, 12/01/46	2,745	2,885,819
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(a)	11,385	12,240,013
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,189,500
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	2,000	2,146,420
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,661,533
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	405	450,891
5.00%, 02/15/50	205	227,361
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,026,380
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	3,160	3,194,128
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	14,710	15,134,089
Series B-2, 5.00%, 06/15/50	3,905	3,962,443
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	885	954,720
6.00%, 06/01/21	2,245	2,442,133
State of Illinois, GO, 5.00%, 02/01/39	2,990	3,179,476
State of Illinois, GO, Refunding:
Series A, 5.00%, 10/01/30	10,400	11,791,312
Series B, 5.00%, 10/01/28	1,965	2,239,668
State of Illinois, GO, Series A, 5.00%, 04/01/38	9,030	9,522,225
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	5,455	6,247,939

Security	Par (000)	Value

Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	$1,910	$2,144,032

		95,662,025

Indiana — 3.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,525	1,768,527
7.00%, 01/01/44	3,680	4,235,239
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,747,485
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	880	956,692
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	2,905	3,147,132
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	790	863,122
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	1,655	1,671,401
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,743,183

		22,132,781

Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	5,515	6,050,286
Midwestern Disaster Area, 5.25%, 12/01/25	2,125	2,328,086
Midwestern Disaster Area, 5.88%, 12/01/26(b)	805	844,799
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	275	283,206

		9,506,377

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	1,915	2,175,727
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,515	2,982,564

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(g)	$2,325	$2,451,340

		7,609,631

Louisiana — 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	6,897,889
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,980	2,033,935
5.25%, 05/15/31	1,690	1,783,356
5.25%, 05/15/32	2,160	2,338,567
5.25%, 05/15/33	2,345	2,536,211
5.25%, 05/15/35	985	1,084,889

		16,674,847

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,440	1,482,480
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	993,560
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	4,295	4,603,682

		7,079,722

Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,665	9,478,903
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,870	3,063,381
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	1,490	1,540,958
5.50%, 05/15/36	1,210	1,241,690

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	$1,710	$1,849,639
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	2,000	2,426,740
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,120	2,468,443

		22,069,754

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,030	2,205,331
5.25%, 02/15/53	4,060	4,804,117

		7,009,448

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	540,550
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	2,035	2,063,348
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	480	517,670

		3,121,568

Nebraska — 1.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,610	1,773,045
5.00%, 09/01/42	2,815	3,079,075
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	3,280	3,334,054

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	$600	$609,888

		8,796,062

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(b):
Series B, 4.63%, 11/01/42	3,055	3,132,475
Series C, AMT, 4.88%, 11/01/42	1,585	1,629,126

		4,761,601

New Jersey — 12.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,576,643
5.25%, 11/01/44	2,980	3,249,749
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	2,115	2,145,054
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(d)(e)	3,680	36,800
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	430	431,535
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	3,830	4,210,549
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	2,035	2,349,143
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,285	2,545,399
Series EEE, 5.00%, 06/15/48	7,320	8,241,002
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	2,905	3,225,886
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	8,000	9,424,880
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	3,035	3,284,022
Series E, 5.00%, 01/01/45	5,095	5,847,786
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	1,320	1,436,464
Transportation Program, Series AA, 5.00%, 06/15/44	2,445	2,639,329

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series A, 5.50%, 06/15/41	$8,000	$8,419,280
Transportation System, Series B, 5.25%, 06/15/36	4,810	5,064,449
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,070	1,220,431
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	14,320	15,501,257

		82,849,658

New York — 9.7%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,805	5,167,922
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	840	842,318
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,600	3,678,768
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	9,395	9,954,942
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,688	1,825,922
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,332,891
5.25%, 11/15/39	1,650	1,892,765
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	2,400	2,442,096
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	7,830	8,587,239
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	660	732,534
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,655	1,853,269
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	7,225,067

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	$1,165	$1,280,510
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	2,585	2,717,843
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,656,073
6.00%, 12/01/42	1,960	2,055,668
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	3,535	4,342,995

		62,588,822

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	1,130	1,247,351

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,885	2,181,058

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	5,550	5,455,372
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	6,125	6,332,331
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,280	1,409,178
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	800	934,248
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	3,545	3,551,346

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	$1,480	$1,589,313
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,585	1,739,141

		21,010,929

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,065	4,332,274
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,350	2,731,593
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	3,845	4,117,110

		11,180,977

Pennsylvania — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(b):
5.00%, 05/01/28	460	487,494
5.13%, 05/01/32	470	514,669
5.38%, 05/01/42	870	958,462
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,240	1,334,314
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,135	1,224,211
5.00%, 09/01/43	2,505	2,978,871
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,660	1,861,690
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	3,759,903
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,459,997

		15,579,611

Puerto Rico — 5.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,365	1,387,905
5.63%, 05/15/43	1,360	1,382,807

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$4,920	$4,954,587
5.13%, 07/01/37	1,410	1,424,086
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,455	1,470,525
6.00%, 07/01/44	2,630	2,656,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	55	56,726
Series A-1, 4.75%, 07/01/53	3,143	3,063,231
Series A-1, 5.00%, 07/01/58	12,112	12,086,686
Series A-2, 4.55%, 07/01/40	1,488	1,429,343
Series A-2, 5.00%, 07/01/58	3,216	3,086,685

		32,998,881

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	3,060	3,396,141
Series B, 4.50%, 06/01/45	5,175	5,297,233
Series B, 5.00%, 06/01/50	5,765	6,031,055

		14,724,429

South Carolina — 6.7%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	5,115	5,855,294
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	6,075	7,168,378
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(a)	6,455	6,698,870
AMT, 5.25%, 07/01/55	2,525	2,880,924
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,604,253
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	2,805	3,186,312
Series E, 5.25%, 12/01/55	3,335	3,825,345

		43,219,376

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	2,660	3,021,999

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$1,350	$1,561,370
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	1,925	2,284,763

		6,868,132

Texas — 12.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	4,210	4,501,921
Sub-Lien, 5.00%, 01/01/33	700	772,303
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	385	441,826
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,769,422
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	470	492,161
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B(a):
7.00%, 01/01/23	380	453,351
7.00%, 01/01/23	500	596,510
County of Harris Texas-Houston Sports Authority, Refunding RB,(c):
3rd Lien, Series A (NPFGC), 0.00%, 11/15/24(a)	6,000	2,577,960
3rd Lien, Series A (NPFGC), 0.00%, 11/15/37	20,120	7,895,490
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/35	5,000	2,694,650
CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38	12,580	5,847,436
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(c):
0.00%, 09/15/40	9,780	4,017,820
0.00%, 09/15/41	5,420	2,106,375

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/48	$9,025	$10,532,807
Scott & White Healthcare, 6.00%, 08/15/20(a)	7,345	7,708,137
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	355	388,047
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(b)	1,980	2,011,640
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	5,035	6,052,674
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,835	3,099,194
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,291,000
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,202,306
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	2,310	2,676,574

		79,129,604

Utah — 0.8%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	1,735	2,033,542
5.00%, 07/01/47	1,830	2,127,082
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	1,105	1,090,480

		5,251,104

Virginia — 1.4%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,465	1,538,983

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	$3,155	$3,431,346
6.00%, 01/01/37	3,790	4,187,571

		9,157,900

Washington — 1.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	2,980	3,494,557
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,475	1,670,791
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,420	4,994,998

		10,160,346

Wisconsin — 0.2%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,656,580

Total Municipal Bonds — 127.1% (Cost — $759,203,245)		821,825,355

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 4.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	6,196	6,711,224
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	18,540	18,725,215

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/33(a)	$3,261	$3,261,262

		28,697,701

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	4,475	5,390,306

Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(a)	6,629	6,927,001

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(a)	5	5,927
4.00%, 02/15/41	2,800	3,064,553

		3,070,480

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,153	4,465,588
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	9,088	10,716,855
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	4,773,327

		19,955,770

New York — 12.0%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	16,395	17,521,500
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(a)	1,938	2,066,029
5.75%, 02/15/47	1,192	1,270,958
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	22,689,846
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	12,611	13,766,331

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	$5,070	$6,014,947
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	13,155	14,411,039

		77,740,650

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,778,301

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,547,290

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,137	3,253,639

Texas — 4.5%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	4,900	5,380,341
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,107,121
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,140	4,302,495
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,505	5,739,073
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,003	6,561,850

		29,090,880

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41(a)	7,153	7,163,028

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$5,575	$5,956,879

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.7% (Cost — $188,483,083)		198,571,925

Total Long-Term Investments — 157.8% (Cost — $947,686,328)		1,020,397,280

Security	Shares	Value

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(j)(k)	7,556,772	$7,558,284

Total Short-Term Securities — 1.2% (Cost — $7,557,924)		7,558,284

Total Investments — 159.0% (Cost — $955,244,252)		1,027,955,564

Other Assets Less Liabilities — 1.1%		7,372,570

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%		(117,955,501)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (41.9)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$646,572,633

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to June 1, 2026, is $27,564,184.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	18,183,806	(10,627,034)	7,556,772	$7,558,284	$42,151	$(236)	$2,088

(a)	Includes net capital gain distributions, if applicable.

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	25	09/19/19	$3,186	$(37,795)
Long U.S. Treasury Bond	237	09/19/19	36,876	(662,743)
5-Year U.S. Treasury Note	61	09/30/19	7,171	1,111

				$(699,427)

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,020,397,280	$—	$1,020,397,280
Short-Term Securities	7,558,284	—	—	7,558,284

	$7,558,284	$1,020,397,280	$—	$1,027,955,564

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,111	$—	$—	$1,111
Liabilities:
Interest rate contracts	(700,538)	—	—	(700,538)

	$(699,427)	$—	$—	$(699,427)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(117,573,727)	$—	$(117,573,727)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(388,373,727)	$—	$(388,373,727)

12